Supplemental information on oil and gas activities (Schedule of Costs Incurred in Exploration, Property Acquisitions and Development) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Acquisition of properties, Proved	$ 0	$ 202,913	$ 0
Acquisition of properties, Unproved	0	73,310	0
Total property acquisition	0	276,223	0
Exploration	45,769	29,951	39,826
Development	81,000	51,930	111,089
Total costs incurred	126,769	81,881	150,915
Colombia [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Acquisition of properties, Proved	0	202,913	0
Acquisition of properties, Unproved	0	73,310	0
Total property acquisition	0	276,223	0
Exploration	40,828	19,142	22,008
Development	81,310	51,793	68,818
Total costs incurred	122,138	70,935	90,826
Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Acquisition of properties, Proved	0	0	0
Acquisition of properties, Unproved	0	0	0
Total property acquisition	0	0	0
Exploration	3,940	9,447	8,483
Development	1,900	3,580	2,611
Total costs incurred	5,840	13,027	11,094
Brazil [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Acquisition of properties, Proved	0	0	0
Acquisition of properties, Unproved	0	0	0
Total property acquisition	0	0	0
Exploration	3	668	5,219
Development	(2,212)	412	143
Total costs incurred	(2,209)	1,080	5,362
Argentina [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Acquisition of properties, Proved	0	0	0
Acquisition of properties, Unproved	0	0	0
Total property acquisition	0	0	0
Exploration	998	694	4,116
Development	2	(3,855)	25,109
Total costs incurred	$ 1,000	$ (3,161)	29,225
Peru [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Acquisition of properties, Proved			0
Acquisition of properties, Unproved			0
Total property acquisition			0
Exploration			0
Development			14,408
Total costs incurred			$ 14,408